UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Gotham Enhanced 500 ETF (GSPY)
Gotham 1000 Value ETF (GVLU)

Semi-Annual Report

March 31, 2023

of

Tidal ETF Trust

Gotham ETFs

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Gotham ETFs

1

The accompanying notes are an integral part of these financial statements.

Gotham Enhanced 500 ETF PORTFOLIO ALLOCATION at March 31, 2023 (Unaudited)

Sector/Security Type	% of Net Assets
Technology	24.4%
Consumer, Non-cyclical	19.7
Communications	16.9
Financial	14.1
Industrial	8.4
Consumer, Cyclical	6.9
Energy	6.2
Basic Materials	2.1
Utilities	1.1
Cash & Cash Equivalents(1)	0.2
Total	100.0%

(1)Represents short-term investments, and other liabilities in excess of assets.

Gotham 1000 Value ETF PORTFOLIO ALLOCATION at March 31, 2023 (Unaudited)

Sector/Security Type	% of Net Assets
Consumer, Non-cyclical	18.1%
Industrial	17.1
Energy	16.3
Consumer, Cyclical	14.7
Financial	13.7
Basic Materials	7.3
Technology	6.0
Communications	5.6
Utilities	0.9
Cash & Cash Equivalents(1)	0.3
Total	100.0%

(1)Represents cash, short-term investments, and other liabilities in excess of assets.

Gotham Enhanced 500 ETF

2

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8%

Advertising — 0.2%
The Interpublic Group of Company, Inc. (1)	8,104	$301,793
Omnicom Group, Inc.	4,174	393,775
		695,568
Aerospace & Defense — 1.1%
The Boeing Co. (2)	1,681	357,095
General Dynamics Corp.	783	178,688
Howmet Aerospace, Inc.	1,057	44,785
L3Harris Technologies, Inc.	528	103,615
Lockheed Martin Corp.	3,329	1,573,718
Northrop Grumman Corp.	1,240	572,533
Raytheon Technologies Corp.	3,596	352,156
TransDigm Group, Inc.	135	99,502
		3,282,092
Agriculture — 1.4%
Altria Group, Inc.	39,024	1,741,251
Archer-Daniels-Midland Co.	1,536	122,358
Bunge Ltd.	2,827	270,035
Philip Morris International, Inc.	19,600	1,906,100
		4,039,744
Airlines — 0.1%
Alaska Air Group, Inc. (2)	311	13,050
American Airlines Group, Inc. (2)	1,612	23,777
Delta Air Lines, Inc. (2)	1,578	55,104
Southwest Airlines Co.	1,445	47,020
United Airlines Holdings, Inc. (2)	800	35,400
		174,351
Apparel — 0.2%
Nike, Inc. - Class A	3,839	470,815
Ralph Lauren Corp. - Class A (1)	193	22,517
Tapestry, Inc. (1)	4,807	207,230
VF Corp.	1,084	24,834
		725,396
Auto Manufacturers — 1.7%
Cummins, Inc.	398	95,074
Ford Motor Co.	11,295	142,317
General Motors Co.	29,440	1,079,859
PACCAR, Inc.	10,499	768,527
Tesla, Inc. (1)(2)	14,059	2,916,680
		5,002,457
Auto Parts & Equipment — 0.1%
Aptiv PLC (2)	659	73,933
BorgWarner, Inc.	4,703	230,965
		304,898

	Shares	Value
Common Stocks — 99.8% (Continued)

Banks — 3.1%
Bank of America Corp.	64,253	$1,837,636
The Bank of New York Mellon Corp.	3,195	145,181
Citigroup, Inc.	5,431	254,659
Citizens Financial Group, Inc. (1)	1,383	42,002
Comerica, Inc. (1)	1,054	45,765
Fifth Third Bancorp	5,501	146,547
First Republic Bank (1)	1,476	20,649
The Goldman Sachs Group, Inc.	985	322,203
Huntington Bancshares, Inc.	3,505	39,256
JPMorgan Chase & Co.	23,604	3,075,837
KeyCorp (1)	7,514	94,075
M&T Bank Corp. (1)	1,361	162,735
Morgan Stanley (1)	4,750	417,050
Northern Trust Corp. (1)	1,678	147,882
The PNC Financial Services Group, Inc.	3,228	410,279
Regions Financial Corp. (1)	2,424	44,989
State Street Corp.	981	74,252
Truist Financial Corp.	10,682	364,256
U.S. Bancorp (1)	30,913	1,114,414
Wells Fargo & Co.	10,563	394,845
Zions Bancorp N.A.	3,001	89,820
		9,244,332
Beverages — 1.1%
Brown-Forman Corp. - Class A	1,164	74,810
The Coca-Cola Co.	17,319	1,074,297
Constellation Brands, Inc. - Class 1	520	117,463
Keurig Dr Pepper, Inc. (1)	27,828	981,772
Molson Coors Brewing Co. - Class B	610	31,525
Monster Beverage Corp. (2)	2,574	139,022
PepsiCo, Inc.	3,863	704,225
		3,123,114
Biotechnology — 2.6%
Amgen, Inc.	7,466	1,804,906
Biogen, Inc. (2)	2,918	811,292
Bio-Rad Laboratories, Inc. - Class A (2)	73	34,968
Corteva, Inc.	2,011	121,283
Gilead Sciences, Inc.	28,294	2,347,553
Illumina, Inc. (2)	1,278	297,199
Incyte Corp. (2)	1,801	130,158
Moderna, Inc. (2)	7,648	1,174,580
Regeneron Pharmaceuticals, Inc. (2)	716	588,316
Vertex Pharmaceuticals, Inc. (2)	946	298,056
		7,608,311

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Gotham Enhanced 500 ETF

3

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)

Building Materials — 0.3%
Carrier Global Corp.	2,389	$109,297
Johnson Controls International PLC	1,939	116,767
Martin Marietta Materials, Inc.	153	54,324
Masco Corp.	631	31,373
Mohawk Industries, Inc. (2)	178	17,839
Trane Technologies PLC	3,471	638,595
Vulcan Materials Co.	327	56,100
		1,024,295
Chemicals — 1.4%
Air Products and Chemicals, Inc.	538	154,519
Albemarle Corp.	294	64,986
Celanese Corp.	305	33,211
CF Industries Holdings, Inc. (1)	3,939	285,538
Dow, Inc.	14,741	808,102
DuPont de Nemours, Inc.	9,219	661,648
Eastman Chemical Co.	2,496	210,513
Ecolab, Inc.	693	114,712
FMC Corp. (1)	2,540	310,210
International Flavors & Fragrances, Inc. 619		56,923
Linde PLC	1,390	494,062
LyondellBasell Industries NV	4,295	403,257
The Mosaic Co.	7,251	332,676
PPG Industries, Inc.	572	76,408
The Sherwin-Williams Co.	635	142,729
		4,149,494
Commercial Services — 1.2%
Automatic Data Processing, Inc.	2,770	616,685
Cintas Corp.	251	116,133
CoStar Group, Inc. (2)	966	66,509
Equifax, Inc. (1)	302	61,258
FleetCor Technologies, Inc. (2)	1,547	326,185
Gartner, Inc. (2)	1,598	520,580
Global Payments, Inc.	694	73,037
MarketAxess Holdings, Inc.	93	36,390
Moody’s Corp.	518	158,518
PayPal Holdings, Inc. (2)	10,076	765,171
Quanta Services, Inc.	351	58,491
Robert Half International, Inc. (1)	2,259	182,008
Rollins, Inc.	1,196	44,886
S&P Global, Inc.	855	294,778
United Rentals, Inc.	174	68,862
Verisk Analytics, Inc.	402	77,128
		3,466,619

	Shares	Value
Common Stocks — 99.8% (Continued)

Computers — 8.9%
Accenture PLC - Class A	2,904	$829,992
Apple, Inc.	127,635	21,047,011
Cognizant Technology Solutions Corp.	4,130	251,641
DXC Technology Co. (2)	639	16,333
EPAM Systems, Inc. (2)	471	140,829
Fortinet, Inc. (2)	1,973	131,126
Hewlett Packard Enterprise Co.	25,759	410,341
HP, Inc.	22,565	662,283
International Business Machines Corp.15,841		2,076,597
Leidos Holdings, Inc.	2,756	253,717
NetApp, Inc.	4,410	281,578
Seagate Technology Holdings PLC	3,722	246,099
Western Digital Corp. (2)	908	34,204
		26,381,751
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	2,330	175,099
The Estee Lauder Companies, Inc.	871	214,667
The Procter & Gamble Co.	19,290	2,868,230
		3,257,996
Distribution & Wholesale — 0.3%
Copart, Inc. (2)	1,156	86,943
Fastenal Co.	1,403	75,678
LKQ Corp.	2,108	119,650
Pool Corp.	111	38,011
W.W. Grainger, Inc.	1,013	697,764
		1,018,046
Diversified Financial Services — 3.9%
American Express Co.	1,821	300,374
Ameriprise Financial, Inc.	295	90,417
BlackRock, Inc.	419	280,361
Capital One Financial Corp.	1,104	106,161
Cboe Global Markets, Inc.	260	34,902
The Charles Schwab Corp.	8,826	462,306
CME Group, Inc. - Class A	5,339	1,022,525
Discover Financial Services	678	67,014
Franklin Resources, Inc. (1)	10,063	271,097
Intercontinental Exchange, Inc.	11,332	1,181,814
Invesco Ltd.	4,857	79,655
Mastercard, Inc. - Class A	7,726	2,807,706
Nasdaq, Inc.	9,973	545,224
Raymond James Financial, Inc.	559	52,138
Synchrony Financial	1,210	35,187
T. Rowe Price Group, Inc. (1)	4,628	522,501
Visa, Inc. - Class A (1)	16,578	3,737,676
		11,597,058

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

4

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)

Electric — 1.0%
The AES Corp.	1,866	$44,933
Alliant Energy Corp.	610	32,574
Ameren Corp.	662	57,190
American Electric Power Co., Inc.	1,249	113,647
CenterPoint Energy, Inc.	1,539	45,339
CMS Energy Corp.	707	43,396
Consolidated Edison, Inc. (1)	863	82,563
Constellation Energy Corp.	6,718	527,363
Dominion Energy, Inc.	2,184	122,107
DTE Energy Co.	540	59,152
Duke Energy Corp.	1,872	180,592
Edison International	938	66,213
Entergy Corp.	500	53,870
Evergy, Inc.	557	34,044
Eversource Energy	844	66,051
Exelon Corp.	2,822	118,214
FirstEnergy Corp. (1)	1,391	55,723
NextEra Energy, Inc.	4,768	367,517
NRG Energy, Inc.	645	22,117
PG&E Corp. (2)	16,121	260,677
Pinnacle West Capital Corp.	278	22,029
PPL Corp.	2,046	56,858
Public Service Enterprise Group, Inc. (1)1,416		88,429
Sempra Energy	780	117,905
The Southern Co.	2,586	179,934
WEC Energy Group, Inc.	769	72,894
Xcel Energy, Inc.	1,330	89,695
		2,981,026
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	604	87,779
Emerson Electric Co.	1,646	143,432
Generac Holdings, Inc. (1)(2)	156	16,850
		248,061
Electronics — 1.1%
Agilent Technologies, Inc.	728	100,711
Allegion plc	240	25,615
Amphenol Corp.	1,791	146,360
Fortive Corp.	2,886	196,739
Garmin Ltd.	474	47,836
Honeywell International, Inc.	13,481	2,576,489
Keysight Technologies, Inc. (2)	440	71,051
Mettler-Toledo International, Inc. (2)	55	84,162
TE Connectivity Ltd.	891	116,855
Trimble, Inc. (2)	620	32,500
		3,398,318

	Shares	Value
Common Stocks — 99.8% (Continued)

Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (2)	332	$69,813
First Solar, Inc. (2)	262	56,985
SolarEdge Technologies, Inc. (2)	457	138,905
		265,703
Engineering & Construction — 0.0% (4)
Jacobs Solutions, Inc.	361	42,421

Entertainment — 0.1%
Caesars Entertainment, Inc. (2)	4,311	210,420
Live Nation Entertainment, Inc. (1)(2)	560	39,200
		249,620
Environmental Control — 0.1%
Pentair PLC	462	25,535
Republic Services, Inc.	776	104,931
Waste Management, Inc.	1,013	165,291
		295,757
Food — 1.7%
Campbell Soup Co.	6,073	333,894
Conagra Brands, Inc.	1,165	43,757
General Mills, Inc.	11,826	1,010,650
The Hershey Co.	576	146,540
Hormel Foods Corp.	1,329	53,001
The J.M. Smucker Co.	2,147	337,873
Kellogg Co.	6,923	463,564
The Kraft Heinz Co.	24,653	953,332
The Kroger Co.	14,416	711,718
Lamb Weston Holdings, Inc.	354	37,000
McCormick & Co., Inc.	662	55,085
Mondelez International, Inc. (1)	3,885	270,862
Sysco Corp.	1,247	96,306
Tyson Foods, Inc. - Class A	7,142	423,663
		4,937,245
Forest Products & Paper — 0.1%
International Paper Co.	7,965	287,218

Gas — 0.0% (4)
Atmos Energy Corp.	345	38,764
NiSource, Inc.	996	27,848
		66,612
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,071	264,419
Stanley Black & Decker, Inc.	426	34,327
		298,746

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

5

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)

Healthcare — Products — 2.1%
Abbott Laboratories	14,044	$1,422,095
Align Technology, Inc. (2)	191	63,821
Baxter International, Inc.	1,237	50,173
Bio-Techne Corp.	384	28,489
Boston Scientific Corp. (2)	3,473	173,754
The Cooper Companies, Inc.	142	53,017
Danaher Corp. (1)	5,886	1,483,507
DENTSPLY SIRONA, Inc. (1)	603	23,686
Edwards Lifesciences Corp. (2)	1,510	124,922
GE HealthCare Technologies, Inc. (2)	9,156	751,067
Hologic, Inc. (2)	698	56,329
IDEXX Laboratories, Inc. (2)	205	102,516
Insulet Corp. (2)	167	53,266
Intuitive Surgical, Inc. (2)	870	222,259
Medtronic PLC	3,740	301,519
PerkinElmer, Inc.	310	41,311
ResMed, Inc.	360	78,836
STERIS PLC	246	47,055
Stryker Corp.	924	263,774
Teleflex, Inc.	134	33,943
Thermo Fisher Scientific, Inc. (1)	1,018	586,745
Waters Corp. (2)	149	46,135
West Pharmaceutical Services, Inc.	182	63,058
Zimmer Biomet Holdings, Inc.	515	66,538
		6,137,815
Healthcare — Services — 1.6%
Catalent, Inc. (1)(2)	440	28,912
Centene Corp. (2)	11,071	699,798
Charles River Laboratories International, Inc. (2)	125	25,228
DaVita, Inc. (2)	1,835	148,837
Elevance Health, Inc.	672	308,992
HCA Healthcare, Inc.	5,593	1,474,762
Humana, Inc. (1)	350	169,911
IQVIA Holdings, Inc. (2)	460	91,489
Laboratory Corp. of America Holdings	250	57,355
Molina Healthcare, Inc. (2)	1,169	312,696
Quest Diagnostics, Inc.	311	44,000
UnitedHealth Group, Inc.	2,628	1,241,967
Universal Health Services, Inc. - Class D	1,417	180,101
		4,784,048

	Shares	Value
Common Stocks — 99.8% (Continued)

Home Builders — 0.1%
D.R. Horton, Inc. (1)	847	$82,743
Lennar Corp. - Class A (1)	2,364	248,480
NVR, Inc. (2)	9	50,150
PulteGroup, Inc.	578	33,686
		415,059
Home Furnishings — 0.0% (4)
Whirlpool Corp. (1)	152	20,067

Household Products & Wares — 0.4%
Avery Dennison Corp.	228	40,796
Church & Dwight Co., Inc.	622	54,991
The Clorox Co. (1)	302	47,789
Kimberly-Clark Corp.	6,788	911,085
		1,054,661
Housewares — 0.0% (4)
Newell Brands, Inc. (1)	1,127	14,020

Insurance — 3.9%
Aflac, Inc.	1,649	106,393
The Allstate Corp.	716	79,340
American International Group, Inc.	2,058	103,641
Aon PLC	582	183,499
Arch Capital Group Ltd. (2)	7,413	503,120
Arthur J Gallagher & Co.	565	108,090
Assurant, Inc.	140	16,810
Berkshire Hathaway, Inc. - Class A (2)	21,896	6,760,828
Brown & Brown, Inc.	5,702	327,409
Chubb Ltd.	1,141	221,559
Cincinnati Financial Corp.	3,160	354,173
Everest Re Group Ltd.	130	46,543
Globe Life, Inc.	327	35,977
The Hartford Financial Services Group, Inc.	809	56,379
Lincoln National Corp.	421	9,460
Loews Corp.	4,671	271,011
Marsh & McLennan Companies, Inc. 7,131		1,187,668
MetLife, Inc.	5,273	305,518
Principal Financial Group, Inc.	607	45,112
The Progressive Corp.	1,430	204,576
Prudential Financial, Inc.	911	75,376
The Travelers Companies, Inc.	620	106,274
W.R. Berkley Corp.	746	46,446
Willis Towers Watson PLC	2,147	498,920
		11,654,122

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

6

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)

Internet — 10.8%
Alphabet, Inc. - Class A (2)	114,479	$11,874,907
Amazon.com, Inc. (2)	98,862	10,211,456
Booking Holdings, Inc. (2)	606	1,607,361
CDW Corp.	891	173,647
eBay, Inc.	12,982	576,011
Etsy, Inc. (2)	319	35,514
Expedia Group, Inc. - Class A (2)	3,182	308,750
F5, Inc. (2)	1,208	175,994
Gen Digital, Inc.	12,834	220,231
Match Group, Inc. (2)	2,055	78,891
Meta Platforms, Inc. - Class A (2)	25,293	5,360,598
Netflix, Inc. (2)	3,577	1,235,782
VeriSign, Inc. (2)	306	64,667
		31,923,809
Iron & Steel — 0.5%
Nucor Corp. (1)	6,113	944,275
Steel Dynamics, Inc. (1)	3,549	401,250
		1,345,525
Leisure Time — 0.0% (4)
Carnival Corp. (1)(2)	3,061	31,069
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,072	14,419
Royal Caribbean Cruises Ltd. (1)(2)	658	42,967
		88,455
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	695	97,904
Las Vegas Sands Corp. (2)	1,897	108,983
Marriott International, Inc.	944	156,742
MGM Resorts International	8,153	362,156
Wynn Resorts Ltd. (2)	281	31,447
		757,232
Machinery — Construction & Mining — 0.8%
Caterpillar, Inc.	10,492	2,400,989

Machinery — Diversified — 0.3%
Deere & Co.	1,144	472,335
Dover Corp.	404	61,384
IDEX Corp.	213	49,209
Ingersoll Rand, Inc.	1,357	78,950
Nordson Corp. (1)	146	32,450
Otis Worldwide Corp.	1,177	99,339
Rockwell Automation, Inc. (1)	283	83,046
Westinghouse Air Brake Technologies Corp.	447	45,174
Xylem, Inc.	508	53,188
		975,075

	Shares	Value
Common Stocks — 99.8% (Continued)

Media — 1.9%
Charter Communications, Inc. - Class A (2)	3,434	$1,228,033
Comcast Corp. - Class A (1)	89,685	3,399,958
DISH Network Corp. - Class A (2)	1,371	12,792
FactSet Research Systems, Inc.	93	38,603
Fox Corp. - Class B	1,523	51,858
News Corp. - Class A	1,618	27,943
ViacomCBS, Inc. - Class A (1)	1,826	40,738
The Walt Disney Co. (2)	4,480	448,583
Warner Bros Discovery, Inc. (2)	19,733	297,968
		5,546,476
Mining — 0.1%
Freeport-McMoRan, Inc.	4,106	167,977
Newmont Corp.	2,256	110,589
		278,566
Miscellaneous Manufacturers — 1.7%
3M Co.	11,936	1,254,593
A.O. Smith Corp. - Class A	429	29,665
Eaton Corp PLC	1,082	185,390
General Electric Co.	21,945	2,097,942
Illinois Tool Works, Inc. (1)	3,723	906,364
Parker-Hannifin Corp.	370	124,361
Teledyne Technologies, Inc. (2)	132	59,052
Textron, Inc.	4,143	292,620
		4,949,987
Office & Business Equipment — 0.1%
Zebra Technologies Corp. (2)	1,067	339,306

Oil & Gas — 5.7%
APA Corp. (1)	7,244	261,219
Chevron Corp.	17,488	2,853,342
ConocoPhillips	25,887	2,568,249
Coterra Energy, Inc. (1)	15,416	378,309
Devon Energy Corp.	1,833	92,768
Diamondback Energy, Inc.	506	68,396
EOG Resources, Inc.	11,942	1,368,911
EQT Corp.	1,027	32,772
Exxon Mobil Corp. (1)	35,993	3,946,992
Hess Corp.	863	114,209
Marathon Oil Corp.	1,833	43,919
Marathon Petroleum Corp.	10,935	1,474,366
Occidental Petroleum Corp. (1)	18,120	1,131,232
Phillips 66	9,802	993,727
Pioneer Natural Resources Co.	2,379	485,887
Valero Energy Corp.	8,199	1,144,580
		16,958,878

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

7

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)

Oil & Gas Services — 0.3%
Baker Hughes Co. - Class A	2,826	$81,558
Halliburton Co.	18,246	577,304
Schlumberger NV	3,461	169,935
		828,797
Packaging & Containers — 0.2%
Amcor PLC	4,145	47,170
Ball Corp.	881	48,552
Packaging Corp of America	1,905	264,471
Sealed Air Corp.	2,945	135,205
Westrock Co.	714	21,756
		517,154
Pharmaceuticals — 6.7%
AbbVie, Inc. (1)	11,571	1,844,070
AmerisourceBergen Corp.	2,344	375,298
Becton Dickinson & Co.	694	171,793
Bristol-Myers Squibb Co.	5,932	411,147
Cardinal Health, Inc.	5,531	417,590
The Cigna Group	6,619	1,691,353
CVS Health Corp.	26,415	1,962,899
Dexcom, Inc. (2)	958	111,300
Eli Lilly & Co.	2,470	848,247
Henry Schein, Inc. (2)	477	38,895
Johnson & Johnson	22,856	3,542,680
McKesson Corp.	1,644	585,346
Merck & Co., Inc.	31,718	3,374,478
Organon & Co.	5,177	121,763
Pfizer, Inc.	99,077	4,042,342
Viatris, Inc.	3,413	32,833
Zoetis, Inc.	1,154	192,072
		19,764,106
Pipelines — 0.1%
Kinder Morgan, Inc.	6,373	111,591
ONEOK, Inc.	1,249	79,362
Targa Resources Corp.	551	40,195
The Williams Companies, Inc.	3,158	94,298
		325,446
Real Estate — 0.2%
CBRE Group, Inc. (2)	6,260	455,791

Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	3,438	431,778
American Tower Corp.	3,737	763,619
AvalonBay Communities, Inc. (1)	2,844	477,963
Boston Properties, Inc.	3,189	172,589
Camden Property Trust	2,349	246,269
Crown Castle, Inc.	3,479	465,629

	Shares	Value
Common Stocks — 99.8% (Continued)

Real Estate Investment Trusts (REITs) — 3.0% (Continued)
Digital Realty Trust, Inc. (1)	819	$80,516
Equinix, Inc.	223	160,792
Equity Residential	7,616	456,960
Essex Property Trust, Inc.	181	37,854
Extra Space Storage, Inc.	1,759	286,594
Federal Realty Investment Trust	234	23,126
Healthpeak Properties, Inc.	10,488	230,421
Host Hotels & Resorts, Inc.	1,790	29,517
Invitation Homes, Inc.	1,486	46,408
Iron Mountain, Inc.	707	37,407
Kimco Realty Corp.	1,590	31,053
Mid-America Apartment Communities, Inc.	322	48,635
Prologis, Inc.	16,219	2,023,645
Public Storage	492	148,653
Realty Income Corp.	13,281	840,953
Regency Centers Corp.	419	25,634
SBA Communications Corp.	879	229,481
Simon Property Group, Inc.	924	103,460
UDR, Inc.	1,689	69,350
Ventas, Inc. (1)	1,176	50,980
VICI Properties, Inc. (1)	2,708	88,335
Welltower, Inc.	9,863	707,079
Weyerhaeuser Co. (1)	14,779	445,291
		8,759,991
Retail — 3.9%
Advance Auto Parts, Inc.	1,200	145,932
AutoZone, Inc. (2)	367	902,141
Bath & Body Works, Inc. (1)	4,576	167,390
Best Buy Co., Inc.	4,527	354,328
CarMax, Inc. (2)	3,169	203,703
Chipotle Mexican Grill, Inc. (2)	68	116,164
Costco Wholesale Corp.	1,083	538,110
Darden Restaurants, Inc.	307	47,634
Dollar General Corp.	631	132,800
Dollar Tree, Inc. (2)	543	77,948
Domino’s Pizza, Inc.	89	29,358
Genuine Parts Co.	2,863	479,009
The Home Depot, Inc.	2,846	839,912
Lowe’s Companies, Inc.	1,688	337,549
McDonald’s Corp.	2,056	574,878
O’Reilly Automotive, Inc. (2)	1,276	1,083,298
Ross Stores, Inc.	4,384	465,274
Starbucks Corp.	3,251	338,527
Target Corp.	1,287	213,166
The TJX Companies, Inc.	23,158	1,814,661

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.8% (Continued)

Retail — 3.9% (Continued)
Tractor Supply Co. (1)	272	$63,931
Ulta Beauty, Inc. (2)	1,015	553,855
Walgreens Boots Alliance, Inc.	17,538	606,464
Walmart, Inc.	7,606	1,121,505
Yum! Brands, Inc.	1,441	190,327
		11,397,864
Semiconductors — 5.2%
Advanced Micro Devices, Inc. (2)	3,975	389,590
Analog Devices, Inc.	1,296	255,597
Applied Materials, Inc.	13,771	1,691,492
Broadcom, Inc.	6,231	3,997,436
Intel Corp.	11,452	374,137
KLA Corp.	2,844	1,135,239
Lam Research Corp.	2,768	1,467,372
Microchip Technology, Inc.	7,579	634,969
Micron Technology, Inc.	8,751	528,035
Monolithic Power Systems, Inc.	115	57,562
NVIDIA Corp.	6,901	1,916,891
NXP Semiconductors NV	5,239	976,942
ON Semiconductor Corp. (1)(2)	8,794	723,922
Qorvo, Inc. (2)	2,169	220,305
QUALCOMM, Inc.	3,132	399,581
Skyworks Solutions, Inc.	1,273	150,189
Teradyne, Inc. (1)	447	48,057
Texas Instruments, Inc. (1)	2,491	463,351
		15,430,667
Shipbuilding — 0.0% (4)
Huntington Ingalls Industries, Inc.	99	20,495

Software — 10.2%
Activision Blizzard, Inc.	6,293	538,618
Adobe, Inc. (2)	3,678	1,417,391
Akamai Technologies, Inc. (2)	3,158	247,271
ANSYS, Inc. (2)	708	235,622
Autodesk, Inc. (2)	1,735	361,158
Broadridge Financial Solutions, Inc.	289	42,359
Cadence Design Systems, Inc. (2)	2,202	462,618
Ceridian HCM Holding, Inc. (2)	376	27,531
Electronic Arts, Inc.	2,228	268,363
Fair Isaac Corp. (2)	60	42,161
Fidelity National Information Services, Inc.	11,914	647,288
Fiserv, Inc. (2)	1,773	200,402
Intuit, Inc.	693	308,960
Jack Henry & Associates, Inc.	581	87,568
Microsoft Corp.	71,789	20,696,769

	Shares	Value
Common Stocks — 99.8% (Continued)

Software — 10.2% (Continued)
MSCI, Inc.	200	$111,938
Oracle Corp.	7,777	722,639
Paychex, Inc.	1,028	117,799
Paycom Software, Inc. (2)	142	43,169
PTC, Inc. (2)	288	36,930
Roper Technologies, Inc.	854	376,349
Salesforce, Inc. (2)	7,858	1,569,871
ServiceNow, Inc. (1)(2)	1,630	757,494
Synopsys, Inc. (2)	1,225	473,156
Take-Two Interactive Software, Inc. (2)	1,353	161,413
Tyler Technologies, Inc. (2)	102	36,173
		29,991,010
Telecommunications — 4.0%
Arista Networks, Inc. (2)	770	129,252
AT&T, Inc.	143,932	2,770,691
Cisco Systems, Inc.	85,835	4,487,025
Corning, Inc.	2,315	81,673
Juniper Networks, Inc.	899	30,944
Motorola Solutions, Inc.	1,412	404,015
T-Mobile US, Inc. (2)	3,478	503,753
Verizon Communications, Inc.	84,811	3,298,300
		11,705,653
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,781	149,312

Transportation — 2.5%
C.H. Robinson Worldwide, Inc.	2,152	213,844
CSX Corp.	43,191	1,293,139
Expeditors International of Washington, Inc.	3,558	391,807
FedEx Corp.	719	164,284
J.B. Hunt Transport Services, Inc.	259	45,444
Norfolk Southern Corp.	4,765	1,010,180
Old Dominion Freight Line, Inc.	292	99,525
Union Pacific Corp.	12,493	2,514,341
United Parcel Service, Inc. - Class B	9,017	1,749,208
		7,481,772
Water — 0.0% (4)
American Water Works Co., Inc.	447	65,481

Total Common Stocks
(Cost $290,283,197)		294,703,878

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham Enhanced 500 ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Short-Term Investments — 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 4.650% (3)	442,178	$442,178
Total Short-Term Investments
(Cost $442,178)		442,178

Investments Purchased with Collateral from Securities Lending — 9.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.000% (3)	28,126,557	28,126,557

Total Investments Purchased with Collateral from Securities Lending
(Cost $28,126,557)		28,126,557

Total Investments in Securities — 109.5%
(Cost $318,851,932)		323,272,613
Liabilities in Excess of Other Assets — (9.5)%		(28,054,417)
Total Net Assets — 100.0%		$295,218,196

(1)This security or a portion of this security was out on loan as of March 31, 2023. Total loaned securities had a value of $28,013,259 or 9.5% of net assets as of March 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)Non-income producing security.

(3)The rate shown is the annualized seven-day effective yield as of March 31, 2023.

(4)Does not round to 0.1% or (0.1)%, as applicable.

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham 1000 Value ETF

10

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7%
Advertising — 0.6%
The Interpublic Group of Company, Inc.	10,507	$391,281
Omnicom Group, Inc.	4,288	404,530
		795,811
Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings, Inc. (1)	1,509	84,761
Curtiss-Wright Corp.	463	81,608
Lockheed Martin Corp.	247	116,764
		283,133
Agriculture — 1.1%
Altria Group, Inc.	13,194	588,716
Archer-Daniels-Midland Co.	4,322	344,290
Bunge Ltd.	6,163	588,690
Philip Morris International, Inc.	779	75,758
		1,597,454
Apparel — 0.8%
Capri Holdings Ltd. (1)	6,431	302,257
Carter’s, Inc.	704	50,632
Crocs, Inc. (1)	1,417	179,166
Steven Madden Ltd.	12,357	444,852
Tapestry, Inc. (2)	3,031	130,666
		1,107,573
Auto Manufacturers — 0.3%
General Motors Co.	10,594	388,588

Auto Parts & Equipment — 1.4%
Adient PLC (1)	738	30,228
Allison Transmission Holdings, Inc.	11,067	500,671
BorgWarner, Inc.	10,121	497,042
Fox Factory Holding Corp. (1)	1,415	171,739
The Goodyear Tire & Rubber Co. (1)	29,342	323,349
Lear Corp.	2,192	305,762
Visteon Corp. (1)	631	98,960
		1,927,751
Banks — 5.6%
Ameris Bancorp	2,138	78,208
Associated Banc-Corp	1,165	20,947
Bank of America Corp.	8,809	251,937
Bank of Montreal (2)	4,315	384,510
The Bank of Nova Scotia (2)	4,451	224,152
Bank OZK	5,546	189,673
Cadence Bank	13,273	275,547
Cathay General Bancorp	6,236	215,267
Citigroup, Inc.	1,686	79,057

	Shares	Value
Common Stocks — 99.7% (Continued)
Banks — 5.6% (Continued)
Citizens Financial Group, Inc. (2)	3,655	$111,002
Columbia Banking System, Inc.	3,767	80,689
Comerica, Inc. (2)	5,681	246,669
Community Bank System, Inc.	781	40,995
Cullen/Frost Bankers, Inc.	825	86,906
CVB Financial Corp.	1,584	26,421
East West Bancorp, Inc. (2)	3,538	196,359
Eastern Bankshares, Inc.	23,528	296,923
Fifth Third Bancorp	3,649	97,209
First BanCorp/Puerto R co.	17,976	205,286
First Citizens BancShares, Inc. - Class A	215	209,217
Fulton Financial Corp.	1,622	22,416
The Goldman Sachs Group, Inc.	40	13,084
Hancock Whitney Corp.	11,658	424,351
Huntington Bancshares, Inc.	31,373	351,378
Independent Bank Corp.	4,907	321,997
International Bancshares Corp.	2,877	123,193
KeyCorp	9,048	113,281
Old National Bancorp/IN	11,987	172,853
Pinnacle Financial Partners, Inc.	4,829	266,368
The PNC Financial Services Group, Inc.	3,117	396,171
Prosperity Bancshares, Inc.	914	56,229
Regions Financial Corp.	8,181	151,839
SouthState Corp.	4,739	337,701
Synovus Financial Corp.	4,565	140,739
Texas Capital Bancshares, Inc. (1)	5,479	268,252
The Toronto-Dominion Bank (2)	2,955	177,005
Truist Financial Corp.	10,261	349,900
UMB Financial Corp.	3,706	213,910
Valley National Bancorp	20,686	191,139
Western Alliance Bancorp (2)	6,045	214,839
Wintrust Financial Corp.	213	15,538
Zions Bancorp N.A.	7,892	236,208
		7,875,365
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	749	400,775
Keurig Dr Pepper, Inc.	3,328	117,412
Molson Coors Brewing Co. - Class B	4,672	241,449
		759,636
Biotechnology — 2.8%
Amgen, Inc.	1,413	341,593
Biogen, Inc. (1)	721	200,460
Exelixis, Inc. (1)	20,524	398,371
Gilead Sciences, Inc.	4,731	392,531
Halozyme Therapeutics, Inc. (1)	838	32,003
Horizon Therapeutics PLC (1)	1,086	118,526

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Gotham 1000 Value ETF

11

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)
Biotechnology — 2.8% (Continued)
Incyte Corp. (1)	386	$27,896
Maravai LifeSciences Holdings, Inc. (1)	29,200	409,092
Moderna, Inc. (1)	3,103	476,559
Regeneron Pharmaceuticals, Inc. (1)	268	220,207
United Therapeutics Corp. (1)	2,073	464,269
Vertex Pharmaceuticals, Inc. (1)	1,124	354,139
Vir Biotechnology, Inc. (1)	18,857	438,802
		3,874,448
Building Materials — 3.6%
Armstrong World Industries, Inc.	4,919	350,430
Boise Cascade Co.	6,951	439,651
Builders FirstSource, Inc. (1)	7,892	700,652
Carrier Global Corp.	369	16,882
Eagle Materials, Inc.	3,342	490,438
Fortune Brands Innovations, Inc.	8,913	523,460
Louisiana-Pacific Corp.	7,327	397,197
Martin Marietta Materials, Inc.	55	19,528
Masco Corp.	3,261	162,137
Owens Corning	5,736	549,509
Simpson Manufacturing Co., Inc.	2,573	282,104
Summit Materials, Inc. - Class A (1)	1,625	46,299
UFP Industries, Inc.	8,026	637,826
West Fraser Timber Co Ltd.	6,176	439,978
		5,056,091
Chemicals — 3.9%
CF Industries Holdings, Inc. (2)	9,503	688,872
The Chemours Co.	4,096	122,634
Dow, Inc.	9,605	526,546
DuPont de Nemours, Inc. (2)	2,462	176,698
Eastman Chemical Co.	3,031	255,635
FMC Corp.	1,897	231,681
HB Fuller Co.	973	66,602
Huntsman Corp.	16,860	461,290
Innospec, Inc.	133	13,655
Linde PLC	43	15,284
LyondellBasell Industries NV	3,300	309,837
Methanex Corp.	261	12,144
The Mosaic Co.	12,983	595,660
NewMarket Corp.	92	33,578
Nutrien Ltd. (1)(2)	8,696	642,200
Olin Corp.	10,889	604,339
Tronox Holdings PLC	11,201	161,070
Westlake Corp.	4,662	540,699
		5,458,424

	Shares	Value
Common Stocks — 99.7% (Continued)
Coal — 1.1%
Alpha Metallurgical Resources, Inc.	3,956	$617,136
Arch Resources, Inc. - Class A (2)	4,762	626,012
CONSOL Energy, Inc.	4,884	284,591
		1,527,739
Commercial Services — 3.0%
AMN Healthcare Services, Inc. (1)	7,223	599,220
API Group Corp. (1)	1,214	27,291
Booz Allen Hamilton Holding Corp.	566	52,463
Colliers International Group, Inc. - SVS	2,513	265,247
Euronet Worldwide, Inc. (1)	2,287	255,915
FleetCor Technologies, Inc. (1)	999	210,639
FTI Consulting, Inc. (1)	238	46,969
Gartner, Inc. (1)	224	72,972
Graham Holdings Co. - Class A	543	323,541
Grand Canyon Education, Inc. (1)	1,592	181,329
Insperity, Inc.	376	45,703
John Wiley & Sons, Inc. - Class A	893	34,622
Korn Ferry	9,205	476,267
ManpowerGroup, Inc.	3,552	293,147
Ritchie Bros Auctioneers, Inc. (2)	2,011	113,199
Robert Half International, Inc.	6,369	513,150
Service Corp. International (2)	591	40,649
TriNet Group, Inc. (1)(2)	6,473	521,789
WEX, Inc. (1)	645	118,609
WillScot Mobile Mini Holdings Corp. (1)	647	30,331
		4,223,052
Computers — 2.4%
Accenture PLC - Class A	486	138,904
Amdocs Ltd. (1)	48	4,609
CACI International, Inc. (1)	1,069	316,723
CGI, Inc. - Class A (1)	2,950	283,997
Dell Technologies, Inc. - Class A	9,574	384,971
DXC Technology Co. (1)	11,511	294,221
Hewlett Packard Enterprise Co.	4,765	75,906
HP, Inc.	12,665	371,718
Insight Enterprises, Inc. (1)(2)	2,079	297,214
International Business Machines Corp.	326	42,735
Leidos Holdings, Inc.	3,833	352,866
Maximus, Inc. (2)	1,060	83,422
NCR Corp. (1)	1,105	26,067
NetApp, Inc.	3,911	249,717
Science Applications International Corp.	2,242	240,925
Super Micro Computer, Inc. (1)	2,245	239,205
		3,403,200

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham 1000 Value ETF

12

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)
Cosmetics & Personal Care — 0.1%
Olaplex Holdings, Inc. (1)(2)	12,254	$52,325
The Procter & Gamble Co.	338	50,257
		102,582
Distribution & Wholesale — 0.8%
LKQ Corp.	4,714	267,566
Pool Corp.	781	267,446
Resideo Technologies, Inc. (1)	6,681	122,129
Univar Solutions, Inc. (1)	11,300	395,839
Watsco, Inc.	415	132,036
		1,185,016
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	3,286	467,992
Ally Financial, Inc.	14,324	365,119
Ameriprise Financial, Inc.	21	6,436
Capital One Financial Corp.	3,173	305,116
The Charles Schwab Corp.	2,050	107,379
Discover Financial Services	2,947	291,281
Enact Holdings, Inc.	5,743	131,285
Evercore, Inc. - Class A	816	94,150
Franklin Resources, Inc.	456	12,285
Intercorp Financial Services, Inc.	884	20,173
Janus Henderson Group PLC (2)	590	15,718
Mr. Cooper Group, Inc. (1)	4,022	164,781
Nelnet, Inc. - Class A	2,107	193,612
OneMain Holdings, Inc.	1,551	57,511
Radian Group, Inc.	24,461	540,588
Synchrony Financial	8,475	246,453
TPG, Inc. - Class A	250	7,333
The Western Union Co.	53,101	592,076
		3,619,288
Electric — 0.7%
The AES Corp. (2)	350	8,428
Constellation Energy Corp.	3,613	283,620
Exelon Corp. (2)	4,267	178,745
Otter Tail Corp.	6,570	474,814
		945,607
Electrical Components & Equipment — 0.9%
Acuity Brands, Inc. 1.50%	1,293	236,270
Belden, Inc.	148	12,842
Encore Wire Corp.	3,763	697,397
EnerSys	1,419	123,283
Littelfuse, Inc. (2)	684	183,373
		1,253,165

	Shares	Value
Common Stocks — 99.7% (Continued)
Electronics — 1.5%
Amphenol Corp.	321	$26,232
Atkore, Inc. (1)	3,925	551,384
Honeywell International, Inc.	1,400	267,568
Hubbell, Inc. (2)	86	20,925
Jabil, Inc.	6,112	538,834
Sanmina Corp. (1)	825	50,317
SYNNEX Corp.	795	76,948
Vishay Intertechnology, Inc.	19,709	445,817
Vontier Corp.	2,857	78,110
		2,056,135
Engineering & Construction — 0.7%
Arcosa, Inc.	5,423	342,246
Comfort Systems USA, Inc.	674	98,377
EMCOR Group, Inc.	1,407	228,764
TopBuild Corp. (1)	1,767	367,783
		1,037,170
Entertainment — 0.7%
International Game Technology PLC	7,071	189,503
Light & Wonder, Inc. (1)	1,765	105,988
Penn Entertainment, Inc. (1)(2)	6,251	185,405
SeaWorld Entertainment, Inc. (1)	7,182	440,328
		921,224
Environmental Control — 0.1%
Clean Harbors, Inc. (1)	684	97,511

Food — 3.0%
Albertsons Cos, Inc.	28,179	585,560
Cal-Maine Foods, Inc.	12,237	745,111
Campbell Soup Co.	6,056	332,959
Conagra Brands, Inc.	209	7,850
General Mills, Inc.	822	70,248
Hormel Foods Corp.	1,338	53,359
Kellogg Co.	6,430	430,553
The Kraft Heinz Co.	9,764	377,574
The Kroger Co.	5,969	294,689
Pilgrim’s Pride Corp. (1)	16,355	379,109
Post Holdings, Inc. (1)	77	6,920
Sprouts Farmers Market, Inc. (1)	8,801	308,299
TreeHouse Foods, Inc. (1)	11,138	561,689
US Foods Holding Corp. (1)	2,091	77,242
		4,231,162
Forest Products & Paper — 0.2%
International Paper Co.	7,228	260,642

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham 1000 Value ETF

13

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)
Gas — 0.2%
National Fuel Gas Co.	5,478	$316,300

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.	107	15,058
Snap-on, Inc. (2)	226	55,797
		70,855
Healthcare — Products — 1.1%
Abbott Laboratories	1,249	126,474
DENTSPLY SIRONA, Inc.	2,796	109,827
GE HealthCare Technologies, Inc. (1)	3,153	258,640
Hologic, Inc. (1)	813	65,609
Lantheus Holdings, Inc. (1)	7,812	644,959
QIAGEN NV (1)	1,245	57,183
The Cooper Companies, Inc.	45	16,801
Zimmer Biomet Holdings, Inc.	2,266	292,767
		1,572,260
Healthcare — Services — 2.0%
Amedisys, Inc. (1)	2,876	211,530
Centene Corp. (1)	7,624	481,913
Chemed Corp.	121	65,068
DaVita, Inc. (1)	6,783	550,169
Elevance Health, Inc.	271	124,609
HCA Healthcare, Inc.	241	63,547
Humana, Inc.	348	168,940
Laboratory Corp of America Holdings	372	85,344
Molina Healthcare, Inc. (1)(2)	1,955	522,943
Quest Diagnostics, Inc.	721	102,007
Syneos Health, Inc. (1)	7,444	265,155
UnitedHealth Group, Inc.	325	153,592
		2,794,817
Home Builders — 1.3%
Cavco Industries, Inc. (1)	1,190	378,110
Installed Building Products, Inc.	1,788	203,886
LCI Industries	4,412	484,746
Skyline Champion Corp. (1)	8,147	612,899
Thor Industries, Inc.	1,623	129,256
		1,808,897
Home Furnishings — 0.3%
Leggett & Platt, Inc.	11,988	382,177

Household Products & Wares — 0.2%
Avery Dennison Corp.	380	67,993
Kimberly-Clark Corp.	1,995	267,769
		335,762

	Shares	Value
Common Stocks — 99.7% (Continued)
Housewares — 0.1%
The Scotts Miracle-Gro Co.	1,472	$102,657

Insurance — 4.1%
American Equity Investment Life Holding Co.	15,066	549,758
American International Group, Inc.	12,399	624,414
CNO Financial Group, Inc.	9,906	219,814
Equitable Holdings, Inc.	20,482	520,038
Essent Group Ltd.	11,321	453,406
Jackson Financial, Inc.	8,617	322,362
Loews Corp.	10,227	593,370
Manulife Financial Corp.	9,901	181,782
MGIC Investment Corp.	35,761	479,913
Principal Financial Group, Inc.	7,868	584,750
RLI Corp.	4,834	642,487
Ryan Specialty Holdings, Inc. - Class A (1)(2)	3,122	125,629
Unum Group	896	35,446
W.R. Berkley Corp.	6,181	384,829
		5,717,998
Internet — 1.0%
Airbnb, Inc. - Class A (1)(2)	202	25,129
Alphabet, Inc. - Class A (1)	92	9,543
Booking Holdings, Inc. (1)	87	230,760
CDW Corp.	132	25,726
eBay, Inc.	8,222	364,810
Expedia Group, Inc. - Class A (1)	3,686	357,653
F5, Inc. (1)	385	56,091
Gen Digital, Inc.	1,989	34,131
Match Group, Inc. (1)	5,729	219,936
Ziff Davis, Inc. (1)(2)	1,129	88,118
		1,411,897
Iron & Steel — 2.2%
ATI, Inc. (1)	1,324	52,245
Cleveland-Cliffs, Inc. (1)	15,128	277,296
Commercial Metals Co.	7,714	377,215
Nucor Corp. (2)	3,625	559,954
Reliance Steel & Aluminum Co.	2,512	644,931
Steel Dynamics, Inc.	5,191	586,894
United States Steel Corp. (2)	19,713	514,509
		3,013,044
Leisure Time — 0.2%
Brunswick Corp.	195	15,990
Polaris, Inc. (2)	2,098	232,102
		248,092

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham 1000 Value ETF

14

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)
Lodging — 1.5%
Boyd Gaming Corp.	7,414	$475,386
Choice Hotels International, Inc.	2,403	281,608
Hilton Worldwide Holdings, Inc.	1,145	161,296
Hyatt Hotels Corp. - Class A (1)(2)	1,842	205,917
Marriott International, Inc.	1,856	308,170
MGM Resorts International	6,602	293,261
Wyndham Hotels & Resorts, Inc. (1)	5,912	401,129
		2,126,767
Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	1,401	320,605
Terex Corp.	2,812	136,044
		456,649
Machinery — Diversified — 1.0%
AGCO Corp.	3,268	441,834
Chart Industries, Inc. (1)(2)	1,176	147,470
Crane Holdings Co.	3,725	422,788
Esab Corp.	2,949	174,198
Ingersoll Rand, Inc.	2,069	120,374
Otis Worldwide Corp.	201	16,964
		1,323,628
Media — 2.6%
Cable One, Inc. (2)	667	468,234
Charter Communications, Inc. - Class A (1)(2)	927	331,505
Comcast Corp. - Class A	12,768	484,035
Fox Corp. - Class B	1,920	65,376
The New York Times Co. - Class A	1,391	54,082
News Corp. - Class A	17,457	301,482
Nexstar Media Group, Inc.	3,590	619,849
Sirius XM Holdings, Inc. (2)	142,583	566,055
TEGNA, Inc.	42,081	711,590
ViacomCBS, Inc. - Class A (2)	685	15,282
		3,617,490
Metal Fabricate & Hardware — 1.2%
Advanced Drainage Systems, Inc.	4,881	411,029
Mueller Industries, Inc. (2)	9,927	729,436
The Timken Co.	430	35,140
Valmont Industries, Inc.	1,119	357,274
Worthington Industries, Inc.	2,574	166,409
		1,699,288
Mining — 1.0%
Arconic Corp. (1)	16,397	430,093
Barrick Gold Corp.	11,867	220,370
Franco-Nevada Corp.	1,224	178,459
Freeport-McMoRan, Inc.	3,999	163,599

	Shares	Value
Common Stocks — 99.7% (Continued)
Mining — 1.0% (Continued)
Southern Copper Corp.	2,160	$164,700
Teck Resources Ltd. - Class A	7,983	291,380
		1,448,601
Miscellaneous Manufacturers — 1.2%
3M Co.	5,272	554,140
Carlisle Companies, Inc.	2,345	530,134
Donaldson Co., Inc.	1,991	130,092
General Electric Co.	1,040	99,424
Teledyne Technologies, Inc. (1)(2)	97	43,394
Textron, Inc. (2)	4,509	318,471
		1,675,655
Office & Business Equipment — 0.0% (4)
Zebra Technologies Corp. (1)	128	40,704

Oil & Gas — 13.7%
Antero Resources Corp. (1)(2)	24,658	569,353
APA Corp.	14,180	511,331
California Resources Corp.	9,986	384,461
Canadian Natural Resources Ltd.	10,940	605,529
Cenovus Energy, Inc.	21,550	376,263
Chesapeake Energy Corp. (2)	182	13,839
Chevron Corp.	4,058	662,103
Civitas Resources, Inc.	5,922	404,709
CNX Resources Corp. (1)	39,869	638,701
Comstock Resources, Inc. (2)	45,554	491,528
ConocoPhillips	6,337	628,694
Coterra Energy, Inc. (2)	21,293	522,530
Crescent Point Energy Corp.	72,726	513,446
CVR Energy, Inc.	18,319	600,497
Denbury, Inc. (1)	859	75,274
Devon Energy Corp.	8,215	415,761
Diamondback Energy, Inc.	2,136	288,723
Enerplus Corp.	29,027	418,279
EOG Resources, Inc.	5,190	594,930
EQT Corp. (2)	16,487	526,100
Exxon Mobil Corp.	6,020	660,153
Hess Corp.	2,546	336,938
HF Sinclair Corp. (2)	13,781	666,725
Imperial Oil Ltd.	14,123	717,590
Kosmos Energy Ltd. (1)	63,357	471,376
Marathon Petroleum Corp.	5,311	716,082
Matador Resources Co.	5,972	284,566
Murphy Oil Corp.	14,596	539,760
Occidental Petroleum Corp.	7,460	465,728
Ovintiv, Inc.	14,259	514,465

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham 1000 Value ETF

15

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)
Oil & Gas — 13.7% (Continued)
PDC Energy, Inc.	4,736	$303,956
Phillips 66 (2)	6,727	681,983
Pioneer Natural Resources Co.	2,356	481,189
Range Resources Corp.	22,108	585,199
Southwestern Energy Co. (1)	88,231	441,155
Suncor Energy, Inc.	19,233	597,185
Valero Energy Corp.	4,994	697,162
Vermilion Energy, Inc.	34,314	445,053
Weatherford International PLC (1)	4,060	240,961
		19,089,277
Oil & Gas Services — 0.5%
Baker Hughes Co. - Class A	620	17,893
ChampionX Corp.	7,986	216,660
Halliburton Co.	611	19,332
NexTier Oilfield Solutions, Inc. (1)	6,363	50,586
TechnipFMC PLC (1)(2)	25,970	354,491
		658,962
Packaging & Containers — 2.2%
AptarGroup, Inc.	158	18,674
Berry Global Group, Inc.	7,056	415,598
Graphic Packaging Holding Co.	24,751	630,903
Greif, Inc. - Class A (2)	6,191	392,324
O-I Glass, Inc. (1)	4,946	112,324
Packaging Corp. of America (2)	2,597	360,542
Sealed Air Corp.	9,985	458,411
Silgan Holdings, Inc.	11,699	627,885
		3,016,661
Pharmaceuticals — 4.1%
AbbVie, Inc.	2,665	424,721
AbCellera Biologics, Inc. (1)(2)	5,056	38,122
AmerisourceBergen Corp.	1,193	191,011
Bausch Health Cos, Inc. (1)	2,073	16,791
Bristol-Myers Squibb Co.	3,381	234,337
Cardinal Health, Inc.	3,597	271,574
The Cigna Group	1,836	469,153
CVS Health Corp.	7,480	555,839
Harmony Biosciences Holdings, Inc. (1)(2)	2,824	92,204
Jazz Pharmaceuticals PLC (1)	4,093	598,929
Johnson & Johnson	1,963	304,265
McKesson Corp.	790	281,280
Merck & Co., Inc.	3,669	390,345
Organon & Co.	18,935	445,351
Pfizer, Inc.	15,978	651,902
Prestige Consumer Healthcare, Inc. (1)	4,312	270,061
Viatris, Inc.	44,991	432,813
		5,668,698

	Shares	Value
Common Stocks — 99.7% (Continued)
Pipelines — 1.1%
Cheniere Energy, Inc.	4,168	$656,877
Equitrans Midstream Corp.	36,295	209,785
Kinder Morgan, Inc. (2)	7,066	123,726
ONEOK, Inc.	1,627	103,380
Pembina Pipeline Corp.	11,821	383,000
		1,476,768
Private Equity — 0.1%
Brookfield Corp. - Class A	2,752	89,688
The Carlyle Group, Inc.	253	7,858
		97,546
Real Estate — 0.9%
Cushman & Wakefield PLC (1)(2)	39,442	415,719
The Howard Hughes Corp. (1)	5,456	436,480
Jones Lang LaSalle, Inc. (1)	1,423	207,032
Tricon Residential, Inc.	27,659	214,357
		1,273,588
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.	8,306	250,260

Retail — 6.8%
Academy Sports & Outdoors, Inc.	2,576	168,084
Advance Auto Parts, Inc.	1,179	143,378
American Eagle Outfitters, Inc.	24,199	325,235
Asbury Automotive Group, Inc. (1)(2)	1,201	252,210
AutoNation, Inc. (1)	4,798	644,659
AutoZone, Inc. (1)	30	73,745
Bath & Body Works, Inc.	5,237	191,569
Beacon Roofing Supply, Inc. (1)	1,117	65,735
Best Buy Co., Inc.	4,145	324,429
CarMax, Inc. (1)	7,076	454,845
Casey’s General Stores, Inc. (2)	1,698	367,549
Dick’s Sporting Goods, Inc.	544	77,188
Dillard’s, Inc. - Class B	1,216	374,139
Domino’s Pizza, Inc.	318	104,899
FirstCash Holdings, Inc.	1,534	146,298
Group 1 Automotive, Inc.	2,797	633,297
Lithia Motors, Inc. - Class B	2,293	524,936
Lowe’s Companies, Inc.	1,264	252,762
Macy’s, Inc.	14,958	261,615
McDonald’s Corp.	365	102,058
Murphy USA, Inc.	2,631	678,930
Nordstrom, Inc. (2)	27,228	443,000
O’Reilly Automotive, Inc. (1)	35	29,714
Penske Automotive Group, Inc.	3,156	447,552

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham 1000 Value ETF

16

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)
Retail — 6.8% (Continued)
Restaurant Brands International, Inc.	2,545	$170,871
Ross Stores, Inc.	631	66,968
Rush Enterprises, Inc. - Class B	7,798	425,771
Signet Jewelers Ltd.	4,468	347,521
The TJX Companies, Inc.	2,244	175,840
Ulta Beauty, Inc. (1)	451	246,097
Victoria’s Secret & Co. (1)	10,747	367,010
Walgreens Boots Alliance, Inc.	2,995	103,567
The Wendy’s Co.	625	13,613
Williams-Sonoma, Inc. (2)	3,203	389,677
Yum! Brands, Inc.	295	38,964
		9,433,725
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	1,243	11,237
Pacific Premier Bancorp, Inc.	9,532	228,958
		240,195
Semiconductors — 2.1%
Amkor Technology, Inc.	295	7,676
Applied Materials, Inc.	610	74,926
Broadcom, Inc.	305	195,670
Cirrus Logic, Inc. (1)	4,391	480,288
Diodes, Inc. (1)	1,229	114,002
IPG Photonics Corp. (1)	3,225	397,675
KLA Corp.	125	49,896
Lam Research Corp. (2)	352	186,602
MaxLinear, Inc. (1)	6,062	213,443
Microchip Technology, Inc.	1,376	115,281
NXP Semiconductors NV	1,738	324,094
ON Semiconductor Corp. (1)(2)	2,864	235,765
Power Integrations, Inc.	649	54,931
Qorvo, Inc. (1)	3,155	320,453
QUALCOMM, Inc.	527	67,235
Skyworks Solutions, Inc. (2)	383	45,186
Synaptics, Inc. (1)	434	48,239
Teradyne, Inc. (2)	177	19,029
Texas Instruments, Inc.	95	17,671
		2,968,062
Software — 1.4%
Akamai Technologies, Inc. (1)	5,233	409,744
Concentrix Corp.	3,114	378,507
Dropbox, Inc. - Class A (1)	6,042	130,628
Electronic Arts, Inc.	1,040	125,268
Fiserv, Inc. (1)(2)	764	86,355
Open Text Corp.	3,262	125,750

	Shares	Value
Common Stocks — 99.7% (Continued)
Software — 1.4% (Continued)
Paychex, Inc.	1,507	$172,687
SS&C Technologies Holdings, Inc.	5,909	333,681
Teradata Corp. (1)	913	36,775
Verra Mobility Corp. (1)	12,417	210,096
		2,009,491
Telecommunications — 1.4%
AT&T, Inc.	18,599	358,031
Cisco Systems, Inc.	4,710	246,215
Iridium Communications, Inc.	206	12,757
Lumen Technologies, Inc. (2)	228,165	604,637
T-Mobile US, Inc. (1)	2,171	314,448
Verizon Communications, Inc.	8,980	349,232
Viavi Solutions, Inc. (1)	1,531	16,581
		1,901,901
Toys, Games & Hobbies — 0.6%
Hasbro, Inc.	8,028	431,024
Mattel, Inc. (1)	21,803	401,393
		832,417
Transportation — 4.2%
C.H. Robinson Worldwide, Inc.	6,688	664,587
CSX Corp.	7,176	214,849
Expeditors International of Washington, Inc.	5,761	634,401
FedEx Corp.	62	14,166
Forward Air Corp.	3,693	397,958
Hub Group, Inc. - Class A (1)	5,946	499,107
Knight-Swift Transportation Holdings, Inc.	2,867	162,215
Landstar System, Inc.	3,591	643,723
Matson, Inc.	8,769	523,246
Norfolk Southern Corp.	1,543	327,116
Ryder System, Inc.	1,825	162,863
Schneider National, Inc. - Class A	413	11,048
TFI International, Inc.	4,752	566,866
Union Pacific Corp.	1,185	238,493
United Parcel Service, Inc. - Class B	2,051	397,874
XPO, Inc. (1)(2)	11,471	365,925
		5,824,437
Total Common Stocks
(Cost $139,248,813)		138,893,293

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham 1000 Value ETF

17

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Short-Term Investments — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund, Class X, 4.650% (3)	235,684	$235,684
Total Short-Term Investments
(Cost $235,684)		235,684

Investments Purchased with Collateral from Securities Lending — 9.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.000% (3)	12,665,486	12,665,486
Total Investments Purchased with Collateral from Securities Lending
(Cost $12,665,486)		12,665,486
Total Investments in Securities — 109.0%
(Cost $152,149,983)		151,794,463
Liabilities in Excess of Other Assets — (9.0)%		(12,571,160)
Total Net Assets — 100.0%		$139,223,303

SVSSubordinate Voting Shares

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of March 31, 2023. Total loaned securities had a value of $12,468,893 or 9.0% of net assets as of March 31, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)The rate shown is the annualized seven-day effective yield as of March 31, 2023.

(4)Does not round to 0.1% or (0.1)%, as applicable.

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited) (Continued)

Gotham ETFs

18

The accompanying notes are an integral part of these financial statements.

	Gotham Enhanced 500 ETF		Gotham 1000 Value ETF

Assets:
Investments in securities, at value (Cost $318,851,932 and $152,149,983, respectively) (Note 2)	$323,272,613	(1)	$151,794,463	(2)
Cash	—		9,656
Receivables:
Fund shares sold	—		2,841,270
Investment securities sold	2,344,806		574,382
Dividends and interest receivable	262,145		136,892
Securities lending income, net (Note 5)	1,932		4,929
Total assets	325,768,198		155,361,592

Liabilities:
Collateral received for securities loaned (Note 5)	28,126,557		12,665,486
Payables:
Investment securities purchased	2,416,005		3,416,180
Management fees (Note 4)	120,738		56,623
Total liabilities	30,550,002		16,138,289
Net Assets	$295,218,196		$139,223,303

Components of Net Assets:
Paid-in capital	$309,711,415		$140,701,790
Total distributable (accumulated) earnings (losses)	(14,493,219)		(1,478,487)
Net assets	$295,218,196		$139,223,303

Net Asset Value (unlimited shares authorized):
Net assets	$295,218,196		$139,223,303
Shares of beneficial interest issued and outstanding	13,150,000		7,350,000
Net asset value	$22.45		$18.94

(1)Includes loaned securities with a value of $28,013,259.

(2)Includes loaned securities with a value of $12,468,893.

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2023 (Unaudited)

Gotham ETFs

19

The accompanying notes are an integral part of these financial statements.

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF

Investment Income:
Dividend income	$2,739,169	$977,845
Securities lending income, net (Note 5)	11,992	14,891
Interest income	8,036	2,592
Total investment income	2,759,197	995,328

Expenses:
Management fees (Note 4)	922,879	264,839
Total expenses	922,879	264,839
Less: Management fee waiver (Note 4)	(212,972)	(61,117)
Net expenses	709,907	203,722
Net investment income (loss)	2,049,290	791,606

Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investments	(10,221,537)	(1,313,739)
Foreign currency transactions	—	(54)
Change in net unrealized appreciation/depreciation on:
Investments	48,418,772	3,290,730
Foreign currency transactions	—	6
Net realized and unrealized gain (loss) on investments	38,197,235	1,976,943
Net increase (decrease) in net assets resulting from operations	$40,246,525	$2,768,549

STATEMENTS OF OPERATIONS For the Six-Months Ended March 31, 2023 (Unaudited)

Gotham Enhanced 500 ETF

20

The accompanying notes are an integral part of these financial statements.

	Six-Months Ended March 31, 2023	Year Ended September 30, 2022

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$2,049,290	$2,778,084
Net realized gain (loss)	(10,221,537)	(9,445,576)
Change in net unrealized appreciation/depreciation	48,418,772	(44,142,309)
Net increase (decrease) in net assets resulting from operations	40,246,525	(50,809,801)

Distributions to Shareholders:
Net distributions to shareholders	(3,481,219)	(616,760)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (1)	(3,811,010)	225,891,940
Total increase (decrease) in net assets	32,954,296	174,465,379

Net Assets:
Beginning of period	262,263,900	87,798,521
End of period	$295,218,196	$262,263,900

(1)Summary of share transactions is as follows:

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022
	Shares	Value	Shares	Value
Shares sold	—	$—	9,525,000	$225,891,940
Shares redeemed	(175,000)	(3,811,010)	—	—
Net increase (decrease)	(175,000)	$(3,811,010)	9,525,000	$225,891,940

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Gotham 1000 Value ETF

21

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six-Months Ended March 31, 2023	Period Ended September 30, 2022 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$791,606	$147,651
Net realized gain (loss) on investments	(1,313,793)	(316,005)
Change in net unrealized appreciation/depreciation on investments	3,290,736	(3,646,140)
Net increase (decrease) in net assets resulting from operations	2,768,549	(3,814,494)

Distributions to Shareholders:
Net distributions to shareholders	(432,542)	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	103,519,105	37,182,685
Total increase (decrease) in net assets	105,855,112	33,368,191

Net Assets:
Beginning of period	33,368,191	—
End of period	$139,223,303	$33,368,191

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022. (2)Summary of share transactions is as follows:

	Six-Months Ended March 31, 2023		Period Ended September 30, 2022 (1)
	Shares	Value	Shares	Value
Shares sold	5,350,000	$103,519,105	2,000,000	$37,182,555
Shares redeemed	—	—	—	—
Variable fees	—	—	—	130
Net increase (decrease)	5,350,000	$103,519,105	2,000,000	$37,182,685

Gotham Enhanced 500 ETF

22

The accompanying notes are an integral part of these financial statements.

	Six-Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Period Ended September 30, 2021 (1)

Net asset value, beginning of period/year	$19.68		$23.10	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.15		0.28	0.19
Net realized and unrealized gain (loss) on investments	2.88		(3.64)	2.91
Total from investment operations	3.03		(3.36)	3.10

Less Distributions:
From net investment income	(0.26)		(0.06)	—
Total distributions	(0.26)		(0.06)	—

Net asset value, end of period/year	$22.45		$19.68	$23.10
Total Return (4)	15.50	%(3)	(14.62)%	15.53	%(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$295.2		$262.3	$87.8
Portfolio turnover rate	62	%(3)(5)	59%	36	%(3)
Ratio of expenses to average net assets
Before management fees waived	0.65	%(6)	0.65%	0.65	%(5)
After management fees waived	0.50	%(6)	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets
Before management fees waived	1.29	%(6)	1.05%	0.92	%(5)
After management fees waived	1.44	%(6)	1.20%	1.07	%(5)

(1)The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to September 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Does not include in-kind transactions, when applicable.

(6)Annualized.

FINANCIAL HIGHLIGHTS

Gotham 1000 Value ETF

23

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	Six-Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022 (1)

Net asset value, beginning of period	$16.68	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	0.19	0.13
Net realized and unrealized gain (loss) on investments	2.25	(3.45)
Total from investment operations	2.44	(3.32)

Less Distributions:
From net investment income	(0.18)	—
Total distributions	(0.18)	—

Net asset value, end of period	$18.94	$16.68
Total Return (3)(4)	14.65%	(16.58)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$139.2	$33.4
Portfolio turnover rate (3)(5)	88%	52%
Ratio of expenses to average net assets
Before management fees waived (6)	0.65%	0.65%
After management fees waived (6)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets
Before management fees waived (6)	1.79%	2.07%
After management fees waived (6)	1.94%	2.22%

(1)The Fund commenced operations on June 7, 2022. The information presented is from June 7, 2022 to September 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Does not include in-kind transactions, when applicable.

(6)Annualized.

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Gotham ETFs

NOTE 1 – ORGANIZATION

The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Gotham Enhanced 500 ETF commenced operations on December 28, 2020 and the Gotham 1000 Value ETF commenced operations on June 7, 2022.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited)

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Gotham ETFs

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2023:

	Gotham Enhanced 500 ETF
Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$294,703,878	$—	$—	$294,703,878
Short-Term Investments	—	442,178	—	—	442,178
Investments Purchased With Collateral From Securities Lending (2)	28,126,557	—	—	—	28,126,557
Total Investments in Securities	$28,126,557	$295,146,056	$—	$—	$323,272,613

	Gotham 1000 Value ETF
Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$138,893,293	$—	$—	$138,893,293
Short-Term Investments	—	235,684	—	—	235,684
Investments Purchased With Collateral From Securities Lending (2)	12,665,486	—	—	—	12,665,486
Total Investments in Securities	$12,665,486	$139,128,977	$—	$—	$151,794,463

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of March 31, 2023, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

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Gotham ETFs

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

27

Gotham ETFs

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of that Fund’s net assets, that Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, in which the Funds primarily invest, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

B.General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political, or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

C.Value Style Risk. The Sub-Adviser intends to buy securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. The Funds’ performance may be negatively affected if the Sub-Adviser determines (or otherwise needs) to sell a value stock before the market recognizes the stock’s full value.

D.Database Error Risk. The investment strategy used by the Sub-Adviser relies on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information.

E.Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor each Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

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Gotham ETFs

F.High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

G.Large-Capitalization Investing Risk The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

H.Mid-Capitalization Investing Risk (Gotham 1000 Value ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

I.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

J.Exchanged Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”).In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Shares are listed on the NYSE Arca, Inc. (the “Exchange”), and although Shares may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

29

Gotham ETFs

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee	Management Fee After Waiver
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham 1000 Value ETF	0.65%	0.50%

The Adviser has contractually agreed to a reduced unitary Management Fee for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF to 0.50% until at least January 31, 2024 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements. Management Fees for the period ended March 31, 2023 are disclosed in the Statements of Operations.

Out of each Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fees payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser.

Gotham Asset Management, LLC serves as sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.50% of each Fund’s average daily net assets.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Funds’ unitary managment fees. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A.(the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

30

Gotham ETFs

a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. As of March 31, 2023, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham Enhanced 500 ETF	$28,013,259	$28,126,557	9.5%
Gotham 1000 Value ETF	12,468 893	12,665,486	9.0%

As of March 31, 2023, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended March 31, 2023, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to Funds’ participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

Note 6 – Purchase and Sales of Securities

For the period ended March 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$176,259,673	$177,960,502
Gotham 1000 Value ETF	75,548,797	72,425,862

For the period ended March 31, 2023, there were no purchases or sales of long-term U.S. government securities.

For the period ended March 31, 2023, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$—	$3,457,946
Gotham 1000 Value ETF	100,622,380	—

Note 7 – Income Taxes And Distributions To Shareholders

The tax character of distributions paid during the periods ended March 31, 2023 (estimated) and September 30, 2022 was as follows:

Fund	Distributions paid from:	March 31, 2023	September 30, 2022
Gotham Enhanced 500 ETF	Ordinary income	$3,481,219	$614,820
Gotham Enhanced 500 ETF	Capital Gains	—	1,940
Gotham 1000 Value ETF	Ordinary income	432,542	—

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

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Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

As of the prior fiscal year ended September 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF
Cost of investments (1)	$320,618,797	$37,388,035
Gross tax unrealized appreciation	9,069,691	391,097
Gross tax unrealized depreciation	(57,418,891)	(4,475,875)
Net tax unrealized appreciation (depreciation)	(48,349,200)	(4,084,778)
Undistributed ordinary income (loss)	2,442,637	268,435
Undistributed long-term capital gain (loss)	—	1,849
Total distributable earnings	2,442,637	270,284
Other accumulated gain (loss)	(5,351,962)	—
Total accumulated gain (loss)	$(51,258,525)	$(3,814,494)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of the prior fiscal year ended September 30, 2022, the Gotham Enhanced 500 ETF had short-term and long-term capital loss carryovers of $5,025,728 and $326,234, respectively. The Gotham 1000 Value ETF did not have any capital loss carryovers as of September 30, 2022. As of September 30, 2022, the Funds did not have any late year losses.

Note 8 – Share Transactions

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Note 9 – Recent Market Events

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and

32

Gotham ETFs

NOTES TO FINANCIAL STATEMENTS March 31, 2023 (Unaudited) (Continued)

have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

Note 10 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

33

Gotham ETFs

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of a Fund’s shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from October 1, 2022 to March 31, 2023.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Gotham Enhanced 500 ETF
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period October 1, 2022 – March 31, 2023 (1)
Actual	$1,000.00	$1,155.00	$2.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.44	$2.52

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

	Gotham 1000 Value ETF
	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During the Period October 1, 2022 – March 31, 2023 (2)
Actual	$1,000.00	$1,146.50	$2.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.44	$2.52

(2)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Six-Months Ended March 31, 2023 (Unaudited)

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Gotham ETFs

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on December 14, 2022 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Gotham Enhanced 500 ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large blend funds) (the “Morningstar Peer Group”). The Board noted that the Fund outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended October 31, 2022. The Board also noted that the Fund had underperformed the Morningstar Peer Group average over the year-to-date period ended October 31, 2022, but outperformed the Morningstar Peer Group average over the one-year period ended October 31, 2022.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

35

Gotham ETFs

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b 1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub-Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 0.65% to 0.50% of the Fund’s average daily net assets through at least January 31, 2024. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.65% was above the Morningstar Peer Group average of 0.55% and that the Fund’s net expense ratio of 0.50% was below the Morningstar Peer Group average of 0.55%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and that while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on December 14, 2022, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Gotham. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

36

Gotham ETFs

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of Gotham’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Joel Greenblatt and Robert Goldstein who each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Gotham involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Gotham, including information regarding Gotham’s compliance program, its compliance personnel and compliance record, as well as Gotham’s cybersecurity program and business continuity plan. The Board noted that Gotham manages the Gotham Enhanced S&P 500 Index Fund, an open-end mutual fund that utilizes a strategy similar to the strategy employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Gotham is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Gotham had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Gotham Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Gotham’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Gotham is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large blend funds) (the “Morningstar Peer Group”). The Board noted that the Fund outperformed the S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended October 31, 2022. The Board also noted that the Fund underperformed the Morningstar Peer Group average over the year-to-date period ended October 31, 2022, but outperformed the Morningstar Peer Group average over the one-year period ended October 31, 2022.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Gotham has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Gotham’s continued management.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Gotham under the Gotham Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Gotham Sub-Advisory Agreement were reasonable in light of the services performed by Gotham. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Gotham. Consequently, the Board did not consider the cost of services provided by Gotham or profitability from its relationship with the Fund to be material factors for consideration given that Gotham is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Gotham were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Gotham by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Gotham.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Gotham are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Gotham from its association with the Fund. The Board concluded that the benefits Gotham may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

37

Gotham ETFs

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Gotham Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Gotham provides to the Fund; and (c) the approval of the renewal of the Gotham Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

38

Gotham ETFs

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF (the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect the Funds’ shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Funds’ investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Funds; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 21, 2022, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2021 through September 30, 2022 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

39

Gotham ETFs

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 998-4779 or by accessing the Funds’ website at www.GothamETFs.com.Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (855) 998-4779 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.GothamETFs.com. The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT are available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.GothamETFs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.GothamETFs.com.

ADDITIONAL INFORMATION (Unaudited)

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwuakee, Wisconsin 53204

Investment Sub-Adviser
Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Gotham Enhanced 500 ETF	GSPY	886364835
Gotham 1000 Value ETF	GVLU	886364520

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

1

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 7, 2023

* Print the name and title of each signing officer under his or her signature.

3